Capital Stock (Details)					12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 21, 2010	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Mar. 31, 2011 Treasury Stock	Dec. 31, 2012 Treasury Stock	Dec. 31, 2011 Treasury Stock	Dec. 31, 2010 Treasury Stock	Dec. 31, 2012 Cumulative Preferred Stock [Member]	Dec. 31, 2012 Convertible Preferred Stock [Member]
Capital Stock (Textual) [Abstract]
Common stock authorized	300,000,000
Preferred stock authorized	30,000,000											3,000,000	1,000,000
Increase in number of shares authorized under employee plan				9,200,000
Number of shares authorized under Employee Plan				19,200,000
Common stock reserved for future grants of restricted stock	13,558,565	18,013,429	19,835,391
Common stock held in revocable trust	484,872	475,628	475,628
Number of shares retired								(125,425,977)		(125,425,977)
Schedule of Capital Stock
Common Shares in Treasury, beginning									3,601,159	124,324,862	119,209,669
Common Shares Outstanding, beginning	103,270,067	103,854,234	107,020,728		103,854,234	107,020,728	109,436,869
Shares tendered as payment for option rights exercised					(7,766)	(2,274)	(15,752)		7,766	2,274	15,752
Shares issued for exercise of option rights					4,140,822	1,480,058	2,436,639
Shares tendered in connection with grants of restricted stock					(143,979)		(99,441)		143,979		99,441
Net shares issued for grants of restricted stock					26,756	55,722	262,413
Treasury stock purchased					(4,600,000)	(4,700,000)	(5,000,000)		4,600,000	4,700,000	5,000,000
Treasury stock retired								(125,425,977)		(125,425,977)
Common Shares in Treasury, ending									8,352,904	3,601,159	124,324,862
Common Shares Outstanding, ending	103,270,067	103,854,234	107,020,728		103,270,067	103,854,234	107,020,728